Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	51.02
Maximum Aggregate Offering Price	$ 2,040,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 281,834.48
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of common stock, par value $5.00 per share ("Common Stock"), of Truist Financial Corporation, a North Carolina corporation, that become issuable under the plan listed in footnote 3 below by reason of any stock split, stock dividend, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee, based, in accordance with Rules 457(c) and 457(h) under the Securities Act, on the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on April 24, 2026. (3) Represents an additional 40,000,000 shares of Common Stock issuable pursuant to the Truist Financial Corporation 2022 Incentive Plan (amended and restated as of April 28, 2026) in respect of shares reserved for issuance thereunder.